Equity	3 Months Ended
Jun. 30, 2011
Equity
Other Comprehensive Income, Noncontrolling Interest [Text Block]

Note 11.

Comprehensive Income (Loss)

The components of comprehensive income (loss) include: (i) net income or loss reported in the Condensed Consolidated Statements of Operations; (ii) the after-tax net unrealized gains and losses on investment securities available for sale, including the subsequent increases and decreases in fair value of available-for-sale securities previously impaired; and (iii) the non-credit related component of other-than-temporary impairments of fixed maturities, net of tax.

The comprehensive income for the three months and six months ended June 30, 2011 and 2010 is summarized as follows (in thousands):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2011	2010	2011	2010

Net income	$3,464	$2,263	$7,264	$18,513
Unrealized gains arising
during the period, net of income taxes	5,128	4,507	5,003	8,931

Comprehensive income	8,592	6,770	12,267	27,444
Less comprehensive income attributable to
noncontrolling interests	(711)	(565)	(1,296)	(781)

Comprehensive income attributable to IHC	$7,881	$6,205	$10,971	$26,663

Included in accumulated other comprehensive income at June 30, 2011 and December 31, 2010 are after-tax adjustments of $1,132,000 related to the non-credit related component of other-than-temporary impairment losses recorded in prior years. No losses for other-than-temporary impairments of fixed maturities were recognized in other comprehensive income during the six months ended June 30, 2011.